UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brooklyn Capital Management, LLC
Address:  Park 80 West - Plaza Two
          250 Pehle Ave., Suite 708
          Saddle Brook, NJ 07663

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Dakos
Title:    Member
Phone:    (201) 556-0092

Signature, Place, and Date of Signing:

       /s/ Andrew Dakos            Saddle Brook, NJ 07663      February 13, 2013
       ----------------            ----------------------      -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           18
                                         -----------

Form 13F Information Table Value Total:  $   216,522
                                         -----------
                                         (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ANDINA ACQUISITION CORP                COM      G0440W100       3,949     399,692 SH       Sole       None       399,692 n/a    n/a
AQUASITION CORP                        COM      Y0192H129       9,084     905,443 SH       Sole       None       905,443 n/a    n/a
BGS ACQUISITION CORP                   COM      G1082J126       5,114     514,442 SH       Sole       None       514,442 n/a    n/a
AMERICAN STRATEGIC INC III             COM      03009T101      16,460   2,197,545 SH       Sole       None     2,197,545 n/a    n/a
DIAMOND HILL FINANCIAL TREND           COM      25264C101      11,520   1,006,957 SH       Sole       None     1,006,957 n/a    n/a
EQUUS TOTAL RETURN INC                 COM      294766100       1,288     545,862 SH       Sole       None       545,862 n/a    n/a
EATON VANCE RISK-MANAGED DIV           COM      27829G106      55,780   5,348,080 SH       Sole       None     5,348,080 n/a    n/a
GREATER CHINA FUND                     COM      39167B102      27,691   2,149,892 SH       Sole       None     2,149,892 n/a    n/a
GYRODYNE CO OF AMERICA INC             COM      403820103      10,174     141,189 SH       Sole       None       141,189 n/a    n/a
IMPERIAL HOLDINGS INC                  COM      452834104      10,619   2,386,398 SH       Sole       None     2,386,398 n/a    n/a
INFINITY CROSS BORDER ACQUIS           COM      G4772R101       2,840     359,500 SH       Sole       None       359,500 n/a    n/a
COLLABRIUM JAPAN ACQUISITION           COM      G2266G128       6,114     600,000 SH       Sole       None       600,000 n/a    n/a
MYREXIS INC                            COM      62856H107       7,580   2,678,278 SH       Sole       None     2,678,278 n/a    n/a
NAUTILUS MARINE ACQUISITION            COM      Y6255E101       5,645     564,524 SH       Sole       None       564,524 n/a    n/a
PRIME ACQUISITION CORP                 COM      G72436101       2,812     283,500 SH       Sole       None       283,500 n/a    n/a
FIRSTHAND TECHNOLOGY VALUE             COM      33766Y100      14,049     805,556 SH       Sole       None       805,556 n/a    n/a
UNIVERSAL BUSINESS PMT SOL AC          COM      913384103         643     105,763 SH       Sole       None       105,763 n/a    n/a
ZWEIG TOTAL RETURN FUND INC            COM      989837208      25,160   2,043,843 SH       Sole       None     2,043,843 n/a    n/a